UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 29, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Noble Partners, L.P.
Address:  265 Franklin St
          21st Floor
          Boston MA 02110

13 File Number: 028-11605

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      George L. Noble
Title:     President, Peak Asset Mgt. Inc., General Partner, Noble Partners, LP
Phone:     617-646-6540
Signature, Place and Date of Signing:

    George L. Noble Boston MA 02110 October 31, 2006

    ________________________________________________
Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    15880

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ACERGY S.A. SPONS ADR          ADRS STOCKS      00443E104     2134   125000 SH       SOLE                 125000        0        0
D AMR CORP  COM STK              COM              001765106     3726   161000 SH       SOLE                 161000        0        0
D ARIES MARITIME TRANSPORT LTD C COM              G0474B105      335    32200 SH       SOLE                  32200        0        0
D ASHFORD HOSPITALITY TRUST INC  REITS/RICS       044103109      597    50000 SH       SOLE                  50000        0        0
D AURORA OIL & GAS COR P COM STK COM              052036100      612   200000 SH       SOLE                 200000        0        0
D BIOSPHERE MED INC  COM STK     COM              09066V103      330    50000 SH       SOLE                  50000        0        0
D EUROZINC MINING CORP COM       COM              298804105      389   158000 SH       SOLE                 158000        0        0
D GAMMON LAKE RES                COM              364915108     4111   359626 SH       SOLE                 359626        0        0
D MIRAMAR MNG CORP CAD  COM      COM              60466E100      148    36000 SH       SOLE                  36000        0        0
D MOUNTAIN PROVINCE DIAMONDS INC COM              62426E402       77    22800 SH       SOLE                  22800        0        0
D UAL CORP  COM STK              COM              902549807     2923   110000 SH       SOLE                 110000        0        0
D VICEROY EXPLORTN LTD           COM              925621104      498    56000 SH       SOLE                  56000        0        0
S REPORT SUMMARY                 12 DATA RECORDS               15880        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED